SHARE-BASED COMPENSATION - Schedule of Additional Information Regarding Stock Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 16.38	$ 15.47	$ 14.68	$ 13.42	$ 12.70
Stock options outstanding (in shares)	22,172,587	21,204,908	21,168,964	22,213,680	21,643,645
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	5 years 4 months 13 days	5 years 4 months 9 days	5 years 5 months 1 day	5 years 3 days	5 years 9 months 21 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 529,497	$ 149,710	$ 119,677	$ 149,713	$ 283,223
Stock Options Exercisable, Number of Exercisable Options (in shares)	17,665,947	17,565,664	17,489,973	18,787,442
Stock Options Exercisable, Aggregate Intrinsic Value	$ 444,759	$ 142,023	$ 115,513	$ 138,860
Exercise Price Range 1
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 12.00	$ 12.00	$ 12.00
Stock options outstanding (in shares)	8,236,344	9,260,428	11,283,513
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	2 years 4 months 28 days	2 years 10 months 24 days	3 years 3 months 21 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 232,759	$ 95,753	$ 90,268
Stock Options Exercisable, Number of Exercisable Options (in shares)	8,236,344	9,260,428	11,283,513
Stock Options Exercisable, Aggregate Intrinsic Value	$ 232,759	$ 95,753	$ 90,268
Exercise Price Range 2
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 13.50	$ 13.50	$ 13.50
Stock options outstanding (in shares)	200,000	200,000	200,000
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	4 years 5 months 4 days	5 years 2 months 1 day	6 years 2 months 4 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 5,352	$ 1,768	$ 1,300
Stock Options Exercisable, Number of Exercisable Options (in shares)	200,000	200,000	200,000
Stock Options Exercisable, Aggregate Intrinsic Value	$ 5,352	$ 1,768	$ 1,300
Exercise Price Range 3
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 14.00	$ 14.00	$ 14.00
Stock options outstanding (in shares)	758,559	771,689	771,689
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	4 years 7 months 6 days	5 years 4 months 6 days	6 years 6 months
Stock Options Outstanding, Aggregate Intrinsic Value	$ 19,920	$ 6,436	$ 4,630
Stock Options Exercisable, Number of Exercisable Options (in shares)	758,559	771,689	771,689
Stock Options Exercisable, Aggregate Intrinsic Value	$ 19,920	$ 6,436	$ 4,630
Exercise Price Range 4
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 15.22	$ 15.22	$ 15.22
Stock options outstanding (in shares)	2,495,355	2,854,875	2,862,738
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	5 years 2 months 15 days	5 years 11 months 19 days	6 years 11 months 19 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 62,484	$ 20,327	$ 13,685
Stock Options Exercisable, Number of Exercisable Options (in shares)	2,495,355	2,854,875	2,514,547
Stock Options Exercisable, Aggregate Intrinsic Value	$ 62,484	$ 20,327	$ 12,020
Exercise Price Range 5
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 15.50	$ 15.50	$ 15.50
Stock options outstanding (in shares)	154,998	155,000	188,329
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	5 years 6 months 18 days	6 years 3 months 18 days	7 years 3 months 18 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 3,838	$ 1,060	$ 848
Stock Options Exercisable, Number of Exercisable Options (in shares)	154,998	155,000	136,667
Stock Options Exercisable, Aggregate Intrinsic Value	$ 3,838	$ 1,060	$ 615
Exercise Price Range 6
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 16.14	$ 16.14	$ 16.14
Stock options outstanding (in shares)	2,173,658	2,186,742	2,186,684
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	5 years 9 months 14 days	6 years 6 months 14 days	7 years 7 months 6 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 52,429	$ 13,558	$ 8,441
Stock Options Exercisable, Number of Exercisable Options (in shares)	2,173,658	2,186,742	1,686,204
Stock Options Exercisable, Aggregate Intrinsic Value	$ 52,429	$ 13,558	$ 6,509
Exercise Price Range 7
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 16.34	$ 16.34	$ 16.34
Stock options outstanding (in shares)	54,497	54,500	54,492
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	6 years 1 month 24 days	6 years 10 months 24 days	7 years 10 months 24 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 1,304	$ 327	$ 199
Stock Options Exercisable, Number of Exercisable Options (in shares)	54,497	54,500	36,334
Stock Options Exercisable, Aggregate Intrinsic Value	$ 1,304	$ 327	$ 133
Exercise Price Range 8
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 19.84	$ 19.84	$ 19.84
Stock options outstanding (in shares)	1,858,135	1,881,761	1,911,433
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	7 years 5 months 23 days	8 years 2 months 26 days	9 years 2 months 19 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 37,943	$ 4,706	$ 306
Stock Options Exercisable, Number of Exercisable Options (in shares)	1,318,993	795,706	239,285
Stock Options Exercisable, Aggregate Intrinsic Value	$ 26,934	$ 1,989	$ 38
Exercise Price Range 9
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 20.00	$ 20.00	$ 20.60
Stock options outstanding (in shares)	363,518	446,827	24,787
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	8 years 5 months 8 days	9 years 2 months 12 days	9 years 11 months 19 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 7,365	$ 1,046
Stock Options Exercisable, Number of Exercisable Options (in shares)	235,420	154,027	24,787
Stock Options Exercisable, Aggregate Intrinsic Value	$ 4,770	$ 360
Exercise Price Range 10
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 20.08	$ 20.08	$ 20.76
Stock options outstanding (in shares)	1,715,480	1,744,256	516,277
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	8 years 8 months 8 days	9 years 5 months 8 days	9 years 7 months 13 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 34,618	$ 3,943
Stock Options Exercisable, Number of Exercisable Options (in shares)	593,163	50,000	12,500
Stock Options Exercisable, Aggregate Intrinsic Value	$ 11,970	$ 113
Exercise Price Range 11
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 20.60	$ 20.60	$ 24.70
Stock options outstanding (in shares)	24,784	24,787	94,994
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	8 years 2 months 19 days	8 years 11 months 19 days	8 years 9 months
Stock Options Outstanding, Aggregate Intrinsic Value	$ 487	$ 43
Stock Options Exercisable, Number of Exercisable Options (in shares)	24,784	24,787	31,668
Stock Options Exercisable, Aggregate Intrinsic Value	$ 487	$ 43
Exercise Price Range 12
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 20.76	$ 20.76	$ 25.78
Stock options outstanding (in shares)	440,473	456,477	604,123
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	7 years 10 months 13 days	8 years 7 months 13 days	8 years 2 months 15 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 8,589	$ 721
Stock Options Exercisable, Number of Exercisable Options (in shares)	300,182	168,839	204,534
Stock Options Exercisable, Aggregate Intrinsic Value	$ 5,854	$ 267
Exercise Price Range 13
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 21.32	$ 21.32	$ 25.98
Stock options outstanding (in shares)	21,148	21,148	287,410
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	9 years	9 years 8 months 26 days	8 years 5 months 8 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 401	$ 22
Stock Options Exercisable, Number of Exercisable Options (in shares)	21,148	21,148	287,410
Stock Options Exercisable, Aggregate Intrinsic Value	$ 401	$ 22
Exercise Price Range 14
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 22.34	$ 24.70	$ 26.00
Stock options outstanding (in shares)	291,541	94,994	182,495
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	9 years 4 months 28 days	7 years 9 months	8 years 9 months 18 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 5,224
Stock Options Exercisable, Number of Exercisable Options (in shares)	102,787	63,334	60,835
Stock Options Exercisable, Aggregate Intrinsic Value	$ 1,842
Exercise Price Range 15
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 22.40	$ 25.78
Stock options outstanding (in shares)	2,232,211	581,519
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	9 years 8 months 15 days	7 years 2 months 15 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 39,867
Stock Options Exercisable, Number of Exercisable Options (in shares)	0	395,512
Stock Options Exercisable, Aggregate Intrinsic Value	$ 0
Exercise Price Range 16
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 23.00	$ 25.98
Stock options outstanding (in shares)	80,000	287,410
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	9 years 10 months 9 days	7 years 5 months 1 day
Stock Options Outstanding, Aggregate Intrinsic Value	$ 1,381
Stock Options Exercisable, Number of Exercisable Options (in shares)	0	287,410
Stock Options Exercisable, Aggregate Intrinsic Value	$ 0
Exercise Price Range 17
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 24.70	$ 26.00
Stock options outstanding (in shares)	94,999	182,495
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	7 years	7 years 9 months 18 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 1,478
Stock Options Exercisable, Number of Exercisable Options (in shares)	63,336	121,667
Stock Options Exercisable, Aggregate Intrinsic Value	$ 986
Exercise Price Range 18
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 25.78
Stock options outstanding (in shares)	556,986
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	6 years 5 months 15 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 8,065
Stock Options Exercisable, Number of Exercisable Options (in shares)	556,986
Stock Options Exercisable, Aggregate Intrinsic Value	$ 8,065
Exercise Price Range 19
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 25.98
Stock options outstanding (in shares)	287,401
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	6 years 7 months 24 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 4,104
Stock Options Exercisable, Number of Exercisable Options (in shares)	287,401
Stock Options Exercisable, Aggregate Intrinsic Value	$ 4,104
Exercise Price Range 20
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 26.00
Stock options outstanding (in shares)	132,500
Stock Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	7 years 18 days
Stock Options Outstanding, Aggregate Intrinsic Value	$ 1,889
Stock Options Exercisable, Number of Exercisable Options (in shares)	88,336
Stock Options Exercisable, Aggregate Intrinsic Value	$ 1,260